Investment in equity investees (Details 6) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Operating data:
Net loss	¥ 23,257	$ 3,275	¥ 9,691	¥ (4,467)
Balance sheet data:
Current assets	307,810		351,074		$ 43,354
Non-current assets	321,148		244,176		45,232
Current liabilities	265,650		266,561		37,415
Non-current liabilities	66,928		54,566		9,427
Non-controlling interests	63,908		60,167		$ 9,001
Share of results of equity investees
Equity method investments
Impairment charges in connection with the equity method	266		1,316	5,514
Equity Method Investments [Member]
Operating data:
Revenues	149,237		160,554	145,582
Gross profit	48,134		47,369	39,736
Income/(loss) from operations	(274)		(2,158)	1,877
Net loss	(1,733)		(1,583)	(250)
Net income/(loss) attributable to the investees' ordinary shareholders	(1,506)		(1,327)	¥ 675
Balance sheet data:
Current assets	155,283		149,946
Non-current assets	145,171		142,288
Current liabilities	118,886		116,158
Non-current liabilities	50,228		54,494
Non-controlling interests	¥ 359		¥ 623